Income tax (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For six months ended June 30,
	2025	2026	2026
	S$	S$	US$
Tax expense attributable to loss is made up of:
Current income tax	-	-	-
	-	-	-

Loss before tax	(1,570,101)	(2,069,012)	(1,598,805)

Tax calculated at tax rate @17% (2025: 17%)	(266,917)	(351,733)	(271,797)
Effects of:
- Effect of tax rates in foreign jurisdiction	142,115	282,569	218,352
- Tax effect on expense not deductible for tax purposes	80,940	105,912	81,843
- Income not subject to tax	(340)	(336,138)	(259,747)
- Change in valuation allowance on deferred tax assets	51,660	320,664	247,788
- Others	(7,458)	(21,274)	(16,439)
Tax charge	-	-	-